UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2007

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES — 94.8%
Aerospace & Defense — 2.1%
$2,610,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$2,610,000
3,915,000	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	3,895,425
	Hawker Beechcraft Acquisition Co.:
2,780,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	2,807,800
2,545,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	2,595,900
2,075,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	2,033,500

	Total Aerospace & Defense	13,942,625

Airlines — 1.7%
	Continental Airlines Inc.:
1,395,000	Notes, 8.750% due 12/1/11	1,381,050
1,260,000	Pass-Through Certificates, 7.339% due 4/19/14	1,192,905
4,670,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	4,926,850
1,455,000	Delta Air Lines Inc., 8.954% due 8/10/14 (a)	1,455,000
	United Airlines Inc., Pass-Through Certificates:
316,338	8.030% due 7/1/11	368,533
1,483,330	7.186% due 10/1/12	1,499,098
311,914	Senior Secured Notes, 7.032% due 10/1/10	311,914

	Total Airlines	11,135,350

Auto Components — 1.9%
	Allison Transmission Inc.:
1,270,000	11.000% due 11/1/15 (a)	1,300,163
2,500,000	11.250% due 11/1/15 (a)(b)	2,478,125
2,855,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	2,333,962
6,709,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	6,272,915

	Total Auto Components	12,385,165

Automobiles — 2.1%
2,250,000	Ford Motor Co., Notes, 7.450% due 7/16/31	1,788,750
	General Motors Corp.:
2,110,000	Notes, 7.200% due 1/15/11	2,025,600
11,335,000	Senior Debentures, 8.375% due 7/15/33	10,371,525

	Total Automobiles	14,185,875

Building Products — 1.6%
	Ainsworth Lumber Co., Ltd., Senior Notes:
1,005,000	7.250% due 10/1/12	695,962
440,000	6.750% due 3/15/14	284,900
	Associated Materials Inc.:
6,040,000	Senior Discount Notes, step bond to yield 12.921% due 3/1/14	4,046,800
1,010,000	Senior Subordinated Notes, 9.750% due 4/15/12	1,035,250
2,635,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	2,345,150
3,065,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 12.317% due 3/1/14	2,022,900

	Total Building Products	10,430,962

Capital Markets — 0.4%
	E*TRADE Financial Corp., Senior Notes:
1,775,000	7.375% due 9/15/13	1,668,500
1,045,000	7.875% due 12/1/15	997,975

	Total Capital Markets	2,666,475

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Chemicals - 2.1%
	Georgia Gulf Corp.:
$1,130,000	10.750% due 10/15/16	$901,175
2,505,000	Senior Notes, 9.500% due 10/15/14	2,179,350
1,360,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	1,468,800
	Lyondell Chemical Co.:
750,000	6.875% due 6/15/17	828,750
	Senior Notes:
1,130,000	8.000% due 9/15/14	1,257,125
935,000	8.250% due 9/15/16	1,072,912
2,060,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	2,219,650
4,555,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	3,985,625

	Total Chemicals	13,913,387

Commercial Banks - 1.2%
750,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	774,375
5,250,000	First Data Corp., 7.960% due 10/15/14 (c)	5,070,077
	TuranAlem Finance BV, Bonds:
1,490,000	8.250% due 1/22/37 (a)	1,374,525
1,090,000	8.250% due 1/22/37 (a)	989,175

	Total Commercial Banks	8,208,152

Commercial Services & Supplies - 2.8%
4,126,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	3,960,960
675,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	648,000
5,670,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	6,024,375
4,443,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	4,731,795
1,575,000	Rental Services Corp., 9.500% due 12/1/14	1,521,844
1,440,000	US Investigations Services Inc., 11.750% due 5/1/16 (a)	1,353,600

	Total Commercial Services & Supplies	18,240,574

Consumer Finance - 4.4%
2,525,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	2,272,500
	Ford Motor Credit Co.:
	Notes:
585,000	9.693% due 4/15/12 (c)	591,089
1,810,000	7.000% due 10/1/13	1,626,591
	Senior Notes:
2,466,000	10.944% due 6/15/11 (c)	2,467,393
4,300,000	9.875% due 8/10/11	4,296,805
1,000,000	7.993% due 1/13/12 (c)	926,588
1,500,000	8.000% due 12/15/16	1,390,861
	General Motors Acceptance Corp.:
10,740,000	Bonds, 8.000% due 11/1/31	9,952,318
6,510,000	Notes, 6.875% due 8/28/12	5,874,526

	Total Consumer Finance	29,398,671

Containers & Packaging - 1.4%
1,291,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	1,284,545
4,074,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	4,298,070
2,125,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	2,199,375
1,775,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	22,187

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Containers & Packaging - 1.4% (continued)
$1,520,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	$1,518,100

	Total Containers & Packaging	9,322,277

Diversified Consumer Services - 0.7%
1,475,000	Education Management LLC/Education Management Finance Corp., Senior Notes, 8.750% due 6/1/14	1,530,312
2,695,000	Service Corp. International, Debentures, 7.875% due 2/1/13	2,816,421

	Total Diversified Consumer Services	4,346,733

Diversified Financial Services - 2.4%
1,220,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 10.260% due 10/1/12	1,085,800
1,080,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	972,000
2,010,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,939,650
3,629,000	JPMorgan Chase London, zero coupon bond to yield 9.312% due 11/8/07 (a)	3,765,813
2,390,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	2,422,863
1,860,000	Residential Capital Corp., Notes, 6.375% due 6/30/10 (c)	1,372,503
	Residential Capital LLC:
140,000	8.044% due 4/17/09 (a)(c)	86,975
2,440,000	Senior Notes, 6.000% due 2/22/11 (c)	1,782,403
290,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	269,700
285,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.440% due 10/1/15	223,725
1,700,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	1,666,000

	Total Diversified Financial Services	15,587,432

Diversified Telecommunication Services - 6.0%
695,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	608,125
	Citizens Communications Co.:
170,000	7.050% due 10/1/46	140,250
3,055,000	Senior Notes, 7.875% due 1/15/27	3,016,812
3,570,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (d)(e)(f)	0
	Intelsat Bermuda Ltd.:
980,000	9.250% due 6/15/16	1,021,650
6,200,000	Senior Notes, 11.250% due 6/15/16	6,696,000
	Intelsat Corp.:
645,000	9.000% due 6/15/16	662,738
6,000	Senior Notes, 9.000% due 8/15/14	6,150
850,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	854,250
	Level 3 Financing Inc.:
2,250,000	9.250% due 11/1/14	2,131,875
2,690,000	9.150% due 2/15/15 (c)	2,441,175
3,035,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	3,224,687
200,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	203,500
3,355,000	Qwest Corp., Notes, 8.875% due 3/15/12	3,690,500
	Virgin Media Finance PLC, Senior Notes:
245,000	8.750% due 4/15/14	254,188
4,420,000	9.125% due 8/15/16	4,685,200
4,280,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	4,782,900
4,765,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	5,122,375

	Total Diversified Telecommunication Services	39,542,375

Electric Utilities - 1.4%
740,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	782,550

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Electric Utilities - 1.4% (continued)
$1,347,368	Midwest Generation LLC, Pass-Through Certificates, 8.560% due 1/2/16	$1,448,420
4,000,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	4,440,000
3,310,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	2,739,025

	Total Electric Utilities	9,409,995

Electronic Equipment & Instruments - 0.4%
	NXP BV/NXP Funding LLC:
650,000	Senior Notes, 9.500% due 10/15/15	615,875
1,935,000	Senior Secured Notes, 7.875% due 10/15/14	1,898,719

	Total Electronic Equipment & Instruments	2,514,594

Energy Equipment & Services - 1.3%
327,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	445,960
2,795,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	2,725,125
1,165,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	1,176,650
1,735,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,787,050
700,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	801,901
1,540,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	1,802,873

	Total Energy Equipment & Services	8,739,559

Food & Staples Retailing - 0.6%
3,302,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	4,013,238

Food Products - 0.5%
3,825,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	3,652,875

Gas Utilities - 0.7%
4,685,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	4,591,300

Health Care Equipment & Supplies - 0.3%
1,600,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	1,516,000
100,000	Fresenius Medical Care Capital Trust II, 7.875% due 2/1/08	100,500
170,000	Fresenius Medical Care Capital Trust IV, 7.875% due 6/15/11	178,500

	Total Health Care Equipment & Supplies	1,795,000

Health Care Providers & Services - 5.9%
2,340,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)	2,380,950
5,370,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	5,457,262
	HCA Inc.:
	Notes:
270,000	9.000% due 12/15/14	265,682
815,000	6.375% due 1/15/15	699,881
3,195,000	7.690% due 6/15/25	2,664,448
	Senior Secured Notes:
2,445,000	9.250% due 11/15/16 (a)	2,579,475
6,310,000	9.625% due 11/15/16 (a)(b)	6,688,600
4,250,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,313,750
	Tenet Healthcare Corp., Senior Notes:
2,575,000	6.375% due 12/1/11	2,266,000
470,000	6.500% due 6/1/12	400,675
6,800,000	7.375% due 2/1/13	5,814,000
852,000	9.875% due 7/1/14	779,580
	Universal Hospital Services Inc., Secured Notes:
715,000	8.500% due 6/1/15 (a)(b)	731,088
740,000	8.759% due 6/1/15 (a)(c)	745,550

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Health Care Providers & Services — 5.9% (continued)
$3,395,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12 (a)(b)(c)	$3,004,575

	Total Health Care Providers & Services	38,791,516

Hotels, Restaurants & Leisure — 4.9%
180,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	177,525
3,375,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	2,202,187
1,540,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	1,590,050
1,050,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	1,018,500
1,510,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,525,100
1,570,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	1,585,700
4,970,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	5,268,200
1,500,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	1,496,250
	MGM MIRAGE Inc.:
	Senior Notes:
505,000	7.500% due 6/1/16	504,369
2,275,000	7.625% due 1/15/17	2,286,375
1,025,000	Senior Subordinated Notes, 8.375% due 2/1/11	1,076,250
2,425,000	Nortek Bank Debt, Senior Subordinated Notes, 7.610% due 9/1/14 (c)	2,376,500
1,470,000	Outback Steakhouse Inc., Senior Notes, 10.000% due 6/15/15 (a)	1,271,550
800,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	828,000
2,015,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	1,831,131
	Snoqualmie Entertainment Authority, Senior Secured Notes:
1,130,000	9.063% due 2/1/14 (a)(c)	1,094,688
510,000	9.125% due 2/1/15 (a)	503,625
	Station Casinos Inc.:
3,045,000	Senior Notes, 7.750% due 8/15/16	2,995,519
250,000	Senior Subordinated Notes, 6.625% due 3/15/18	199,375
2,625,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	2,690,625

	Total Hotels, Restaurants & Leisure	32,521,519

Household Durables — 1.8%
2,860,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	2,731,300
	K Hovnanian Enterprises Inc.:
820,000	6.250% due 1/15/16	635,500
1,445,000	Senior Notes, 7.500% due 5/15/16	1,148,775
1,825,000	KB Home, 7.750% due 2/1/10	1,770,250
2,890,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	2,976,700
2,660,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.390% due 9/1/12	2,380,700

	Total Household Durables	11,643,225

Household Products — 0.3%
1,825,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,879,750

Independent Power Producers & Energy Traders — 7.5%
1,305,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	1,290,291
	AES Corp.:
3,700,000	8.000% due 10/15/17 (a)	3,750,875
2,370,000	Senior Notes, 9.500% due 6/1/09	2,476,650
170,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	181,900
3,960,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (a)	3,737,250
	Edison Mission Energy, Senior Notes:
495,000	7.500% due 6/15/13	504,281

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Independent Power Producers & Energy Traders - 7.5% (continued)
$2,240,000	7.750% due 6/15/16	$2,312,800
1,780,000	7.200% due 5/15/19 (a)	1,748,850
1,890,000	7.625% due 5/15/27 (a)	1,809,675
	Energy Future Holdings, Senior Notes:
3,030,000	10.875% due 11/1/17 (a)	3,079,238
17,250,000	11.250% due 11/1/17 (a)(b)	17,551,875
	Mirant Mid Atlantic LLC:
282,545	10.060% due 12/30/28	336,229
1,127,105	Pass-Through Certificates, 9.125% due 6/30/17	1,241,225
2,680,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	2,730,250
7,000,000	NRG Energy Inc., Senior Notes, 7.375% due 2/1/16	7,000,000

	Total Independent Power Producers & Energy Traders	49,751,389

Internet & Catalog Retail - 0.1%
385,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	368,638

IT Services - 1.6%
	Ceridian Corp.:
930,000	11.250% due 11/15/15 (a)	923,025
1,400,000	12.250% due 11/15/15 (a)(b)	1,389,500
3,420,000	First Data Corp., 9.875% due 9/24/15 (a)	3,278,925
	SunGard Data Systems Inc.:
1,950,000	Senior Notes, 9.125% due 8/15/13	1,998,750
2,995,000	Senior Subordinated Notes, 10.250% due 8/15/15	3,137,262

	Total IT Services	10,727,462

Machinery - 0.2%
1,060,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	1,052,050

Media - 7.8%
3,730,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	3,907,175
6,345,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	5,567,737
6,022,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	5,871,450
	CCH II LLC/CCH II Capital Corp., Senior Notes:
2,060,000	10.250% due 9/15/10	2,111,500
1,645,000	10.250% due 10/1/13	1,702,575
1,230,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	1,143,900
960,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	907,200
2,540,000	CMP Susquehanna Corp., 9.875% due 5/15/14	2,346,325
	CSC Holdings Inc.:
	Senior Debentures:
155,000	8.125% due 8/15/09	158,488
125,000	7.625% due 7/15/18	120,625
	Senior Notes:
2,775,000	8.125% due 7/15/09	2,837,437
1,345,000	7.625% due 4/1/11	1,348,363
2,025,000	6.750% due 4/15/12	1,969,313
1,365,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 12.125% due 11/15/12	1,455,431
3,174,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	3,400,147
4,605,000	EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16	4,835,250
485,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	488,638
	R.H. Donnelley Corp.:
1,260,000	Senior Discount Notes, 6.875% due 1/15/13	1,190,700

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Media — 7.8% (continued)
$2,180,000	Senior Notes, 8.875% due 10/15/17 (a)	$2,190,900
2,785,000	Sun Media Corp., 7.625% due 2/15/13	2,757,150
	TL Acquisitions Inc.:
1,480,000	Senior Notes, 10.500% due 1/15/15 (a)	1,480,000
2,500,000	Senior Subordinated Notes, step bond to yield 13.249% due 7/15/15 (a)	2,050,000
	XM Satellite Radio Inc., Senior Notes:
1,640,000	9.856% due 5/1/13 (c)	1,640,000
225,000	9.750% due 5/1/14	228,375

	Total Media	51,708,679

Metals & Mining — 4.1%
9,060,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	9,943,350
650,000	Metals USA Holdings Corp., Senior Notes, 11.231% due 7/1/12 (a)(b)(c)	604,500
3,840,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	4,118,400
640,000	Noranda Aluminium Acquisition Corp., 9.360% due 5/15/15 (a)(b)(c)	593,600
1,700,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(b)(c)	1,606,500
2,775,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	2,677,875
3,760,000	Ryerson Inc., 12.000% due 11/1/15 (a)	3,882,200
1,040,000	Steel Dynamics Inc., 7.375% due 11/1/12 (a)	1,045,200
2,400,000	Tube City IMS Corp., 9.750% due 2/1/15	2,370,000

	Total Metals & Mining	26,841,625

Multiline Retail — 1.5%
	Dollar General Corp.:
1,300,000	Senior Notes, 10.625% due 7/15/15 (a)	1,254,500
3,135,000	Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	2,782,312
	Neiman Marcus Group Inc.:
3,870,000	Senior Notes, 9.000% due 10/15/15 (b)	4,102,200
1,450,000	Senior Subordinated Notes, 10.375% due 10/15/15	1,584,125

	Total Multiline Retail	9,723,137

Oil, Gas & Consumable Fuels — 9.6%
5,465,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	5,601,625
	Chesapeake Energy Corp., Senior Notes:
1,865,000	6.375% due 6/15/15	1,818,375
4,505,000	6.250% due 1/15/18	4,369,850
1,520,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,558,000
1,540,129	Corral Finans AB, 10.243% due 4/15/10 (a)(b)(c)	1,463,123
	El Paso Corp., Medium-Term Notes:
950,000	8.050% due 10/15/30	979,043
5,915,000	7.800% due 8/1/31	5,938,394
3,585,000	7.750% due 1/15/32	3,610,873
	Enterprise Products Operating LP:
525,000	7.034% due 1/15/68 (c)	483,366
1,920,000	Junior Subordinated Notes, 8.375% due 8/1/66 (c)	2,001,706
3,000,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	2,977,500
2,950,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	2,876,250
	Mariner Energy Inc., Senior Notes:
1,580,000	7.500% due 4/15/13	1,544,450
555,000	8.000% due 5/15/17	550,838
1,565,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	1,576,737
915,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	975,619
	Petroplus Finance Ltd.:
900,000	6.750% due 5/1/14 (a)	859,500
1,540,000	Senior Note, 7.000% due 5/1/17 (a)	1,455,300

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 9.6% (continued)
$1,220,000	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	$1,241,350
4,550,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	4,390,750
170,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	165,750
2,000,000	Stallion Oilfield Services, 9.626% due 7/31/12 (c)	1,970,000
1,855,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	1,808,625
2,080,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	2,056,600
	Williams Cos. Inc., Notes:
8,660,000	7.875% due 9/1/21	9,569,300
1,396,000	8.750% due 3/15/32	1,633,320

	Total Oil, Gas & Consumable Fuels	63,476,244

Paper & Forest Products - 2.1%
	Abitibi-Consolidated Co. of Canada:
280,000	Notes, 7.750% due 6/15/11	233,800
	Senior Notes:
1,520,000	6.000% due 6/20/13	1,124,800
2,245,000	8.375% due 4/1/15	1,751,100
1,695,000	Abitibi-Consolidated Inc., Debentures, 7.400% due 4/1/18	1,203,450
3,410,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	3,410,000
	NewPage Corp.:
2,585,000	Senior Secured Notes, 11.606% due 5/1/12 (c)	2,798,262
1,785,000	Senior Subordinated Notes, 12.000% due 5/1/13	1,936,725
1,250,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,218,750

	Total Paper & Forest Products	13,676,887

Pharmaceuticals - 0.8%
6,270,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	5,282,475

Real Estate Investment Trusts (REITs) - 0.7%
830,000	Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17	771,900
750,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	480,000
	Ventas Realty LP/Ventas Capital Corp.:
475,000	8.750% due 5/1/09	491,625
200,000	6.750% due 6/1/10	202,000
158,000	9.000% due 5/1/12	173,010
	Senior Notes:
735,000	6.500% due 6/1/16	729,488
1,840,000	6.750% due 4/1/17	1,849,200

	Total Real Estate Investment Trusts (REITs)	4,697,223

Real Estate Management & Development - 0.8%
1,665,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	1,248,750
5,575,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	4,083,688

	Total Real Estate Management & Development	5,332,438

Road & Rail - 1.9%
3,785,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	4,031,025
6,955,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	7,511,400
	Kansas City Southern de Mexico, Senior Notes:
740,000	7.625% due 12/1/13 (a)	756,650
235,000	7.375% due 6/1/14 (a)	235,587

	Total Road & Rail	12,534,662

Semiconductors & Semiconductor Equipment - 0.2%
1,310,000	Freescale Semiconductor Inc., 8.875% due 12/15/14	1,246,138

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Software — 0.2%
$1,805,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	$1,656,088

Specialty Retail — 0.6%
2,000,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,810,000
465,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	494,063
1,485,000	Michaels Stores Inc., 10.000% due 11/1/14	1,503,562

	Total Specialty Retail	3,807,625

Textiles, Apparel & Luxury Goods — 1.2%
	Levi Strauss & Co., Senior Notes:
565,000	9.750% due 1/15/15	592,544
460,000	8.875% due 4/1/16	473,800
691,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	694,455
7,450,000	Simmons Co., Senior Discount Notes, step bond to yield 10.060% due 12/15/14	6,053,125

	Total Textiles, Apparel & Luxury Goods	7,813,924

Thrifts & Mortgage Finance — 1.0%
7,090,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	6,398,725

Tobacco — 0.3%
	Alliance One International Inc.:
1,450,000	8.500% due 5/15/12	1,450,000
690,000	Senior Notes, 11.000% due 5/15/12	741,750

	Total Tobacco	2,191,750

Trading Companies & Distributors — 1.3%
1,737,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	1,693,575
4,185,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	4,080,375
2,975,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	3,056,813

	Total Trading Companies & Distributors	8,830,763

Transportation Infrastructure — 0.6%
	Saint Acquisition Corp.:
4,285,000	Secured Notes, 12.500% due 5/15/17 (a)	2,753,112
1,855,000	Secured Notes, 13.308% due 5/15/15 (a)(c)	1,191,838

	Total Transportation Infrastructure	3,944,950

Wireless Telecommunication Services — 1.8%
1,040,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	1,037,400
	Rural Cellular Corp.:
1,335,000	Senior Notes, 9.875% due 2/1/10	1,398,412
1,480,000	Senior Secured Notes, 8.250% due 3/15/12	1,550,300
2,120,000	Senior Subordinated Notes, 8.621% due 6/1/13 (a)(c)	2,175,650
5,590,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	5,771,675

	Total Wireless Telecommunication Services	11,933,437

	TOTAL CORPORATE BONDS & NOTES (Cost — $641,987,381)	625,854,933

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
8,721,391	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (d)(e)(f) (Cost - $9,766,723)	0

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED SENIOR LOANS — 2.6%
Auto Components — 0.4%
$3,000,000	Allison Transmission, Term Loan B, 8.540% due 8/7/14	$2,931,249
Containers & Packaging — 0.4%
3,000,000	Berry Plastics Corp., Senior Term Loan, 12.244% due 6/15/14 (b)(c)	2,760,000

Oil, Gas & Consumable Fuels — 0.8%
5,000,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15 (c)	4,937,500

Paper & Forest Products — 0.8%
	Bluegrass Container Co. LLC:
3,030,303	Second Lien, Tranche, 10.128% due 12/30/13 (c)	3,051,136
969,697	Term Loans, 10.128% due 12/30/13 (c)	976,364
1,500,000	Verso Paper Holdings Term Loan, 11.606% due 2/1/12 (c)	1,466,250

	Total Paper & Forest Products	5,493,750

Trading Companies & Distributors — 0.2%
1,590,301	Penhall International Corp., Term Loan, 12.393% due 4/1/12 (c)	1,622,106

	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $17,793,834)	17,744,605

SOVEREIGN BOND — 0.8%
Russia — 0.8%
4,524,300	Russian Federation, 7.500% due 3/31/30 (a) (Cost - $4,980,469)	5,106,804

SHARES
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
8,819,088	Home Interiors & Gifts Inc. (e)(f)*	88,191

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
185,784	Aurora Foods Inc. (e)(f)*	0

INDUSTRIALS — 0.0%
Construction & Engineering — 0.0%
749	Washington Group International Inc. *	72,915

MATERIALS — 0.0%
Chemicals — 0.0%
3	Pliant Corp. (e)(f)*	0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
7,716	McLeodUSA Inc., Class A Shares (e)(f)*	0
18,375	Pagemart Wireless (e)(f)*	184

	TOTAL TELECOMMUNICATION SERVICES	184

	TOTAL COMMON STOCKS (Cost — $4,375,892)	161,290

PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
6	ION Media Networks Inc., Series B (b)* (Cost - $263,808)	35,695

WARRANTS
WARRANTS — 0.0%
3,650	Cybernet Internet Services International Inc., Expires 7/1/09(a)(e)(f)*	0
3,305	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(e)(f)*	0
2,735	IWO Holdings Inc., Expires 1/15/11(a)(e)(f)*	0
1,835	Jazztel PLC, Expires 7/15/10(e)(f)*	0
3,775	Merrill Corp., Class B Shares, Expires 5/1/09(a)(e)(f)*	0

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2007

WARRANTS	SECURITY	VALUE
WARRANTS - 0.0% (continued)
15,803	Next Generation Network Inc., Expires 2/1/08(e)(f)*	$0
10,149	Viasystems Group Inc., Expires 1/31/10(e)(f)*	0

	TOTAL WARRANTS (Cost - $1,598,964)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $680,767,071)	648,903,327

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
$1,696,000	Morgan Stanley repurchase agreement dated 10/31/07, 4.800% due 11/1/07; Proceeds at maturity - $1,696,226; (Fully collateralized by U.S. government agency obligation, 5.375% due 7/18/11; Market value - $1,766,198) (Cost - $1,696,000)	1,696,000

	TOTAL INVESTMENTS - 98.5% (Cost - $682,463,071#)	650,599,327
	Other Assets in Excess of Liabilities - 1.5%	9,859,486

	TOTAL NET ASSETS — 100.0%	$660,458,813

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2007.

(d)	Security is currently in default.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners High Income Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and the ask prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,882,531
Gross unrealized depreciation	(43,746,275)

Net unrealized depreciation	$(31,863,744)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 21, 2007

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	December 21, 2007

CERTIFICATIONS

I, R. Jay Gerken, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Income Trust – Legg Mason Partners High Income Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: December 21, 2007	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

I, Frances M Guggino, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Income Trust – Legg Mason Partners High Income Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: December 21, 2007	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer